Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for income taxes
Income tax expense	$ 4,331	$ 1,605	$ 1,343
Reconcilation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(47,356)	(10,540)	(19,957)
Tax calculated at the statutory tax rate of the Company	(7,814)	(1,739)	(3,293)
Different tax rates available to different jurisdictions	453	(2,953)	3,551
Tax valuation allowance	9,886	6,601	783
Preferential tax deduction	(3,205)	(2,096)
Expenses not deductible for tax purposes	688	253	399
Utilization of previously unrecognized tax losses	(21)	(34)	(1,055)
Withholding tax on undistributed earnings of PRC entities	3,532	1,216	1,161
Others	812	357	(203)
Income tax expense	4,331	1,605	1,343
HK
Current tax provision
Current tax	$ 520	$ 150	$ 131
Effective tax rates
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Current tax provision
Current tax	$ 458	$ 415	$ 62
Deferred income tax provision
Deferred income tax	$ 3,353	$ 1,040	$ 1,150
Effective tax rates
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%	5.00%
Minimum equity interest required for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%
Distributable reserves expected to be distributed (as a percent)	100.00%	100.00%	100.00%